Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates in Preparing Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during each reporting period. Actual results could differ from those estimates. The estimates most susceptible to significant change in the near term include the determination of the allowance for loan losses; valuation of securities, deferred tax assets, and goodwill; and fair value of assets acquired and liabilities assumed in a business combination.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly-owned subsidiary, the Bank, and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold which mature overnight or within four
days.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restrictions on Cash

The Corporation was required to maintain cash on hand or on deposit with the Federal Reserve Bank of appro ximate
ly
$
1.0
million at
December 31, 2019
and
2018
, respectively, to meet regulatory reserve and clearing requirements.

Marketable Securities, Policy [Policy Text Block]
Securities and Federal Home Loan Bank Stock

The Corporation has designated all securities as available-for-sale. Such securities are recorded at fair value, with unrealized gains and losses, net of applicable income taxes, excluded from income and reported as accumulated other comprehensive income (loss).

The cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in fair value of securities below their cost that are deemed to be other-than-temporary are reflected in income as realized losses. In estimating other-than-temporary impairment losses, management considers (
1
) the intent to sell the securities and the more likely than not
requirement that the Corporation will be required to sell the securities prior to recovery, (
2
) the length of time and the extent to which the fair value has been less than cost, and (
3
) the financial condition and near-term prospects of the issuer. Gains and losses on the sale of securities are recorded on the trade date, using the specific identification method, and are included in non-interest income.

Investment in Federal Home Loan Bank of Cincinnati stock is classified as a restricted security, carried at cost, and evaluated for impairment.

Financing Receivable, Held-for-sale [Policy Text Block]
Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Estimated fair value is determined based on quoted market prices in the secondary market. Any net unrealized losses are recognized through a valuation allowance by charges to income. The Corporation had no
unrealized losses at
December 31, 2019
and
2018
.

Financing Receivable [Policy Text Block]
Loans and Leases

Loans and leases that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are generally stated at its outstanding principal amount adjusted for charge-offs and the allowance for loan and lease losses. Interest is accrued as earned based upon the daily outstanding principal balance. Loan and lease origination fees and certain direct obligation costs are capitalized and recognized as an adjustment of the yield of the related loan.

The accrual of interest on mortgage and commercial loans is generally discontinued at the time the loan is
90
days past due unless the credit is well-secured and in process of collection. Personal loans are typically charged-off no
later than when they become
150
days past due. Past due status is based on contractual terms of the loan. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but
not
collected for loans and leases that are placed on nonaccrual or charged-off is reversed against interest income. Interest on these loans and leases is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans and leases are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan and Lease Losses

The allowance for loan and lease losses (“allowance”) is established as losses are estimated to have occurred through a provision for loan and lease losses charged to income. Loan and lease losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of loans and leases in light of historical experience, the nature and volume of the loan and lease portfolio, adverse situations that may
affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Due to potential changes in conditions, it is at least reasonably possible that changes in estimates will occur in the near term and that such changes could be material to the amounts reported in the Corporation’s consolidated financial statements.

The allowance consists of specific, general and unallocated components. The specific component relates to impaired loans and leases when the discounted cash flows, collateral value, or observable market price of the impaired loan and lease is lower than the carrying value of that loan or lease. The general component covers classified loans and leases (substandard or special mention) without specific reserves, as well as non-classified loans and leases, and is based on historical loss experience adjusted for qualitative factors. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan or lease is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan or lease agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans and leases that experience insignificant payment delays and payment shortfalls generally are not
classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan or lease and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured individually for commercial loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Under certain circumstances, the Corporation will provide borrowers relief through loan restructurings. A restructuring of debt constitutes a troubled debt restructuring (TDR) if the Corporation, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not
otherwise consider. Restructured loans typically present an elevated level of credit risk as the borrowers are not
able to perform according to the original contractual terms. Loans that are reported as TDRs are considered impaired and measured for impairment as described above. TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal or interest due, or acceptance of other assets in full or partial satisfaction of the debt.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Corporation does not
separately identify individual consumer and residential loans for impairment disclosures.

Acquired Loans [Policy Text Block]
Acquired Loans

Purchased loans acquired in a business combination are segregated into three
types: pass rated loans with
no
discount attributable to credit quality, non-impaired loans with a discount attributable at least in part to credit quality and impaired loans with evidence of significant credit deterioration.

•
Pass rated loans (typically performing loans) are accounted for in accordance with ASC
310
-
20
“Nonrefundable Fees and Other Costs” as these loans do
not
have evidence of credit deterioration since origination.

•
Non-impaired loans (typically past-due loans, special mention loans and performing substandard loans) are accounted for in accordance with ASC
310
-
30
“Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality” as they display at least some level of credit deterioration since origination.

•	Impaired loans (typically substandard loans on non-accrual status) are accounted for in accordance with ASC 310 - 30 as they display significant credit deterioration since origination.

In accordance with ASC
310
-
30,
for both purchased non-impaired loans and purchased impaired loans, the difference between contractually required payments at acquisition and the cash flows expected to be collected is referred to as the non-accretable difference. This amount is not
recognized as a yield adjustment or as a loss accrual or a valuation allowance. Further, any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loan when there is a reasonable expectation about the amount and timing of such cash flows.

Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as impairment. If the Corporation does not
have the information necessary to reasonably estimate cash flows to be expected, it may
use the cost recovery method or cash basis method of income recognition. Valuation allowances on these impaired loans reflect only losses incurred after the acquisition (meaning the present value of all cash flows expected at acquisition that ultimately are not
to be received).

Financing Receivable, Real Estate Acquired Through Foreclosure [Policy Text Block]
Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of cost or fair value, less estimated cost to sell, at the date of foreclosure, establishing a new cost basis with loan balances in excess of fair value charged to the allowance for loan losses. Subsequent to foreclosure, valuations are periodically performed and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and subsequent valuation adjustments are included in other operating expenses.

Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]
Loan Sales and Servicing

Certain mortgage loans are sold with mortgage servicing rights retained or released by the Corporation. The value of mortgage loans sold with servicing rights retained is reduced by the cost allocated to the associated mortgage servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold. The Corporation generally estimates fair value for servicing rights based on the present value of future expected cash flows, using management’s best estimates of the key assumptions – credit losses, prepayment speeds, servicing costs, earnings rate, and discount rates commensurate with the risks involved. Capitalized servicing rights are reported at fair value and changes in fair value are reported in net income for the period the change occurs.  Servicing fee income is recorded for servicing loans, based on a contractual percentage of the outstanding principal, and is reported as other operating income. Amortization of mortgage servicing rights is charged against loan servicing fee income.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment

Premises and equipment is stated at cost, less accumulated depreciation. Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income. Depreciation is determined based on the estimated useful lives of the individual assets (typically
20
to
40
years for buildings and
3
to
10
years for equipment) and is computed primarily using the straight-line method.

Premises and equipment is reviewed for impairment when events indicate the carrying amount may
not
be recoverable from future undiscounted cash flows. If impaired, premises and equipment is recorded at fair value and any corresponding write-downs are charged against current year earnings.

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]
Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Corporation has entered into commitments to extend credit, including commitments under commercial letters of credit, and standby letters of credit. Such financial instruments are recorded when they are funded. The Corporation maintains a separate allowance for off-balance sheet commitments. Management estimates anticipated losses using historical data and utilization assumptions. The allowance for off-balance sheet commitments is included in other liabilities.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Core Deposit Intangible Assets

Goodwill arising from acquisitions is
not
amortized, but is subject to an annual impairment test to determine if an impairment loss has occurred. Significant judgment is applied when goodwill is assessed for impairment. This judgment includes developing cash flow projections, selecting appropriate discount rates, identifying relevant market comparables, incorporating general economic and market conditions, and selecting an appropriate control premium. At
December 31, 2019
,
the Corporation believes the Bank does
not
have any indicators of potential impairment based on the estimated fair value of its reporting unit.

The core deposit intangible asset resulting from the
March 2010
Findlay branch acquisition was determined to have a definite life and was amortized on a straight-line basis over seven
years through
March 2017.
The core deposit intangible asset resulting from the
November 2014
Ohio State Bank (“OSB”) acquisition was also determined to have a definite life and is being amortized on a straight-line basis over ten
years through
October 2024.
The core deposit intangible asset resulting from the
September 2017
Benchmark acquisition described in Note
2
 was also determined to have a definite life and is being amortized on an accelerated basis over ten
years through
2027.
Amortization of core deposit intangible assets amounte
d to
$159,000,
$173,000
and
$124,000
for the years ended
December 31, 2019,
2018
and
2017
. Future amortization of core deposit intangible assets for the years
2020
thru
2024
are
$151,000,
$143,000,
$140,000,

$139,000
and
$121,000,
re
spectively.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Supplemental Retirement Benefits

Annual provisions are made for the estimated liability for accumulated supplemental retirement benefits under agreements with certain officers and directors. These provisions are determined based on the terms of the agreements, as well as certain assumptions, including estimated service periods and discount rates.

Advertising Cost [Policy Text Block]	Advertising Costs All advertising costs are expensed as incurred.
Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred income taxes are provided on temporary differences between financial statement and income tax reporting. Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and its tax bases. Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not
that some or all of the deferred tax assets will
not
be realized. Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.

Benefits from tax positions taken or expected to be taken in a tax return are not
recognized if the likelihood that the tax position would be sustained upon examination by a taxing authority is considered to be
50%
or less. The Corporation has adopted the policy of classifying any interest and penalties resulting from the filing of its income tax returns in the provision for income taxes.

The Corporation is
not
currently subject to state or local income taxes.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (
1
) the assets have been isolated from the Corporation, (
2
) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (
3
) the Corporation does
not
maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest. A participating interest in a financial asset has all of the following characteristics: (
1
) from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (
2
) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (
3
) the rights of each participating interest holder must have the same priority, (
4
)
no
party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss)

Recognized revenue, expenses, gains and losses are included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income.

Earnings Per Share, Policy [Policy Text Block]
Per Share Data

Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during each year. Diluted net income per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued.

The weighted average number of shares used for the years ended
December 31, 2019,
2018
and
2017
are as follows:

	2019	2018	2017
Basic	3,270,878	3,268,667	3,267,305
Diluted	3,277,198	3,269,834	3,272,310

Dividends per share are based on the number of shares outstanding at the declaration date.

Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments

The price risk related to changes in the fair value of interest rate lock commitments (IRLCs) and mortgage loans held for sale not
committed to investors are subject to change primarily due to changes in market interest rates. The Corporation is exposed to this interest rate risk for IRLCs and mortgage loans held for sale originated until those loans are sold in the secondary market. The Corporation manages the interest rate and price risk associated with its outstanding IRLCs and mortgage loans held for sale not
committed to investors by entering into derivative instruments such as forward loan sales commitments and mandatory delivery commitments. Management expects these derivative instruments will experience changes in fair value opposite to changes in the fair value of the IRLCs and mortgage loans held for sale not
committed to investors, thereby reducing earnings volatility.  Best effort sale commitments are also executed for certain loans at the time the IRLC is locked with the borrower.  The fair value of the best effort IRLC and mortgage loans held for sale are valued using the commitment price to the investor. At
December 31, 2019
and
2018
, derivative assets and liabilities relating to rate lock commitments were not
material to the consolidated financial statements. The Corporation started hedging in
May
of
2019
and takes into account various factors and strategies in determining the portion of the IRLCs and mortgage loans held for sale to be economically hedged. FASB ASC
815
-
25,
Derivatives and Hedging
, requires that all derivative instruments be recognized as assets or liabilities on the balance sheets at their fair value.  Changes in the fair value of the derivative instruments are recognized in gain on sale of mortgage loans held for sale on the statements of operations in the period in which they occur. The Corporation accounts for all derivative instruments as free-standing derivative instruments and does not
designate any for hedge accounting. For the year ended
December 31, 2019
, the Corporation recognized a net gain from hedging activity of
$341,000
which is included in gain on sale of loans in the
2019
consolidated statement of income and reported a net hedging asset of
$492,000,
which is included in other assets in the
December 31, 2019
consolidated balance sheet.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Values of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully discussed in Note
18.
Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Subsequent Events, Policy [Policy Text Block]
Subsequent Events

Management evaluated subsequent events through the date the consolidated financial statements were issued. Events or transactions occurring after
December 31, 2019
, but prior to when the consolidated financial statements were issued, that provided additional evidence about conditions that existed at
December 31, 2019
, have been recognized in the financial statements for the year ended
December 31, 2019
. Events or transactions that provided evidence about conditions that did not
exist at
December 31, 2019
 but arose before the financial statements were issued, have not
been recognized in the consolidated financial statements for the year ended
December 31, 2019
.

On
January 23, 2020,
United Bancshares, Inc. issued a release announcing that its Board of Directors approved a cash dividend of
$0.14
 per common share payable
March 16, 2020
to shareholders of record at the close of business on
February 28, 2020.